TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan was established using a prototype plan document sponsored by Fidelity Management & Research Company. The Internal Revenue Service issued an opinion letter dated June 30, 2020, indicating that the prototype adopted by the Plan, as then designed, was in accordance with applicable sections of the Internal Revenue Code (“IRC”). Plan management believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.